Acquisition	9 Months Ended
Sep. 30, 2011
Acquisition [Abstract]
Acquisition

4. ACQUISITIONS

Acquisition of mSpoke, Inc.

On July 29, 2010, the Company completed its acquisition of substantially all the assets of mSpoke, Inc. ("mSpoke"), a privately held Pittsburgh, Pennsylvania-based provider of next generation personalization solutions. The Company provided consideration of $736,000 to be paid in cash for the intellectual property (substantially all the assets) of mSpoke.

The acquisition of mSpoke has been accounted for as a purchase of an asset and, accordingly, the total purchase price has been allocated to the identifiable intangible assets acquired and the liabilities assumed based on their respective fair values on the acquisition date. As a result of the acquisition of mSpoke, the Company recorded intangible assets of $736,000, which was comprised of developed technology. The overall weighted-average life of the identified intangible assets acquired in the purchase of mSpoke was 3.7 years. These identified intangible assets will be amortized on a straight-line basis over their estimated useful lives.

Acquisition of ChoiceVendor, Inc.

On September 22, 2010, the Company completed its acquisition of ChoiceVendor, Inc. ("ChoiceVendor"), a privately held San Francisco, California-based provider of real-world ratings and reviews of business-to-business service providers in more than 70 categories across the United States. The Company provided consideration of approximately $4,989,000 to be paid in cash for all the issued and outstanding capital stock of ChoiceVendor.

The acquisition of ChoiceVendor has been accounted for as a purchase of an asset and, accordingly, the total purchase price has been allocated to the tangible and identifiable intangible assets acquired and the liabilities assumed based on their respective fair values on the acquisition date. As a result of the acquisition of ChoiceVendor, the Company recorded intangible assets of $5,153,000, which was comprised of $3,259,000 related to workforce in place, $1,470,000 related to developed technology, and $424,000 related to non-compete agreements, and net liabilities of $164,000. The overall weighted-average life of the identified intangible assets acquired in the purchase of ChoiceVendor was 2.0 years. These identified intangible assets will be amortized on a straight-line basis over their estimated useful lives.

Acquisition of CardMunch, Inc.

On January 20, 2011, the Company completed its acquisition of CardMunch, a privately held Mountain View, California-based provider of mobile business card transcription services. The Company provided consideration of approximately $2,394,000 to be paid in cash for all the issued and outstanding capital stock of CardMunch.

The acquisition of CardMunch has been accounted for under the acquisition method and, accordingly, the total purchase price has been allocated to the tangible and identifiable intangible assets acquired and the net liabilities assumed based on their respective fair values on the acquisition date. As a result of the acquisition of CardMunch, the Company recorded goodwill in the amount of $1,564,000 and identifiable intangible assets of $1,017,000, which was comprised of $913,000 related to developed technology and $104,000 related to non-compete agreements, and net liabilities of $187,000. The overall weighted-average life of the identified intangible assets acquired in the purchase of CardMunch was 2.9 years. These identified intangible assets will be amortized on a straight-line basis over their estimated useful lives.

Supplemental pro forma information for the Company's acquisitions was not material to its financial results and therefore has not been included.